Investment Income - Summary of Investment Income (Detail) - CNY (¥) ¥ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure of investment income [line items]
Bank deposits	¥ 25,161	¥ 25,949	¥ 25,860
Loans	30,915	32,970	31,948
Securities purchased under agreements to resell	713	350	772
Total	186,629	178,387	154,497
Debt securities [member]
Disclosure of investment income [line items]
Debt securities - held-to-maturity securities	62,883	56,830	44,757
Securities - available-for-sale securities	32,079	29,491	22,695
Securities - at fair value through profit or loss	5,174	4,079	3,482
Equity securities [member]
Disclosure of investment income [line items]
Securities - available-for-sale securities	28,934	27,806	24,185
Securities - at fair value through profit or loss	¥ 770	¥ 912	¥ 798